Short-Term Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Short-Term Investments [Abstract]
Schedule of short-term investments
The following table provides a summary of short-term investments:

	September 30, 2023
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Available-for-sale, short-term investments:
U.S. treasury securities	$25,656	$2	$(1)	$25,657
U.S. government agency securities	6,930	2	(1)	6,931

Total available-for-sale, short-term investments	$32,586	$4	$(2)	$32,588

	December 31, 2022
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Available-for-sale, short-term investments:
U.S. treasury securities	$47,630	$3	$(122)	$47,511
U.S. government agency securities	12,656	—	(42)	12,614

Total available-for-sale, short-term investments	$60,286	$3	$(164)	$60,125

The table below provides a summary of short-term investments (in thousands) as of December 31, 2022. There were no short-term investments as of December 31, 2021.

	December 31, 2022
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Available-for-sale, short-term investments:
U.S. treasury securities	$47,630	$3	$(122)	$47,511
U.S. government agency securities	12,656	—	(42)	12,614

Total available-for-sale, short-term investments	$60,286	$3	$(164)	$60,125